STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
NOTE 6 — STOCKHOLDERS’ EQUITY

On June 17, 2015, the Board of Directors of the Company approved a reverse stock split of the Company’s Common Stock at a ratio of 1-for-18 (the “Reverse Stock Split”) which became effective on June 18, 2015. In connection with the Reverse Stock Split, the Company filed a Certificate of Amendment to its Amended and Restated Articles of Incorporation, as amended, with the Nevada Secretary of State to reduce the number of shares of Common Stock the Company is authorized to issue from 800,000,000 to 200,000,000. All share and per share values of the Company’s Common Stock for all periods presented in the accompanying consolidated financial statements are retroactively restated for the effect of the Reverse Stock Split in accordance with SAB Topic 4C.

Preferred Stock

The Company is authorized within the limitations and restrictions stated in the Amended and Restated Articles of Incorporation to provide by resolution or resolutions for the issuance of 50,000,000 shares of Preferred Stock, par value $0.0001 per share in such series and with such designations, preferences and relative, participating, optional or other special rights and qualifications, limitations or restrictions as the Company’s Board of Directors establishes.

Series A Convertible Preferred Stock

As of June 30, 2018, 2,250,000 shares of Series A Preferred Stock, $0.0001 par value were authorized with none outstanding.

Series B Convertible Preferred Stock

As of June 30, 2018, 8,000,000 shares of Series B Preferred Stock, $0.0001 par value were authorized with none outstanding.

Series C Convertible Preferred Stock

As of June 30, 2018, 3,284,396 shares of Series C Preferred Stock, $0.0001 par value, were authorized with none outstanding.

9% Series D Cumulative Preferred Stock

As of June 30, 2018, 7,500,000 shares of Series D Preferred Stock, $0.0001 par value, were authorized with none outstanding.

Series E Convertible Preferred Stock

As of June 30, 2018, 15,151 shares of Series E Preferred Stock, $0.0001 par value, were authorized with 8,946 Series E Preferred shares outstanding.

Common Stock

Restricted Stock Units

In January 2018, the Company granted 25,000 restricted stock units to the directors of the Company in connection with bonus compensation for fiscal year 2017. The fair market value on the date of grant was approximately $59,000. The restricted stock units granted to the directors of the Company vested upon grant. For each vested restricted stock unit, the holder will be entitled to receive one restricted share of the Company's Common Stock upon the holder's termination of service on the Company's Board of Directors or upon a change in control.

In February 2018, the Company accelerated the vesting of 18,518 restricted stock units granted to one of its board members who resigned effective February 23, 2018. After the acceleration, the Company converted 85,135 vested restricted stock units into 85,135 shares of the Company’s Common Stock due to the resignation of one of the members of the board of directors.

In April 2018, the Company granted 12,377 restricted stock units to a director of the Company for initial board retainer fees. The fair market value on the date of grant was approximately $25,000. The restricted stock units granted to the director vest one-third on April 29, 2019, 2020 and 2021. For each vested restricted stock unit, the holder will be entitled to receive one restricted share of the Company's Common Stock upon the holder's separation of employment under certain circumstances or upon a change in control.

Between April 2018 and June 2018, the Company granted a total of 17,497 restricted stock units to two members of the Company’s Board of Directors as payment in lieu of cash for retainer and meeting fees earned totaling $34,000 for the six months ended June 30, 2018.
All of these restricted stock units vested on the date of grant.
For each vested restricted stock unit, the holder will be entitled to receive one restricted share of the Company's Common Stock upon such director’s termination of service on the Board of Directors, in connection with a change in control, or under certain
other
circumstances.

As of December 31, 2017 and 2016, the Company recognized a liability for employee and director bonus compensation related to restricted stock unit grants with a fair value of approximately $59,000 and $530,000, respectively, which was included in accounts payable and accrued expenses. Consequently, the Company recognized stock based compensation of approximately $59,000 and $530,000 during the year ended December 31, 2017 and 2016, respectively, in connection with these transactions. As of June 30, 2018, the Company recorded approximately $73,035 in additional paid-in capital and a contemporaneous reduction of accounts payable and accrued expenses in connection with the issuance of vested restricted stock units related to fiscal year 2016 and 2017 bonus compensations. As of June 30, 2018, there is no remaining unvested restricted stock units related to fiscal year 2016 and 2017 bonus compensation.

During the six months ended June 30, 2018 and 2017, the Company recorded total stock-based compensation expense in connection with restricted stock and restricted stock unit awards of $292,433 and $734,692, respectively.  At June 30, 2018, there was a total of $1,594,089 unrecognized compensation expense in connection with restricted stock and restricted stock unit awards.

A summary of the status of the restricted stock units as of June 30, 2018, and of changes in restricted stock units outstanding during the six months ended June 30, 2018, is as follows:

	Six months ended June 30, 2018
	(Unaudited)
	Restricted Stock Unit	Weighted Average Grant-Date Fair Value Per Share
Outstanding at December 31, 2017	1,061,471	$5.68
Granted	54,874	2.16
Vested and converted	(85,135)	2.15
Forfeited	-	-
Outstanding at June 30, 2018	1,031,210	$5.25

Common Stock Options

In January 2018, the Company issued 436,000 stock options in bonus compensation for certain employees. The options are exercisable at a price of $2.80 for 10 years.

A summary of the Company’s outstanding stock options as of June 30, 2018 (unaudited) and changes during the six months ended are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2017	1,794,453	$7.21	4.20
Granted	436,000	2.80	10.00
Exercised	—	—	—
Forfeited	—	—	—
Cancelled	—	—	—
Balance at June 30, 2018	2,230,453	6.35	5.05

Options exercisable at end of period	1,794,453	$7.21
Options expected to vest	436,000	$2.80
Weighted average fair value of options granted during the period		$1.19

As of December 31, 2017, the Company recognized a liability for employee bonus compensation related to stock options granted in January 2018 with a grant-date fair value of approximately $520,000, which was included in accounts payable and accrued expenses. The stock options granted to employees vest one-third on January 29, 2018, 2019 and 2020. The 436,000 options were valued on the grant date at approximately $1.19 per option or a total of approximately $520,000 using a Black-Scholes option pricing model with the following assumptions: stock price of $2.36 per share (based on the sale of its common stock in a private placement at $2.80), volatility of 41%, expected term of 10 years, and a risk free interest rate of 2.70%. Consequently, the Company recognized stock based compensation of approximately $520,000 during the year ended December 31, 2017, in connection with these transactions. As of June 30, 2018, the Company recorded approximately $132,527 in additional paid in capital and a contemporaneous reduction of accounts payable and accrued expenses in connection with the issuance of vested restricted stock units related to fiscal year 2017 bonus compensations. As of June 30, 2018, the remaining balance of unvested stock options related to fiscal year 2017 bonus compensations amounted to approximately $388,000.

Common Stock Warrants

A summary of the Company’s outstanding stock warrants as of June 30, 2018 (unaudited) and changes during the six months ended are presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2017	4,434,267	$4.12	1.29
Granted	—	—	—
Cancelled	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Balance at June 30, 2018	4,434,267	$4.12	1.05

Warrants exercisable at June 30, 2018	4,434,267	$4.12	0.80

Weighted average fair value of warrants granted during the period		$—

NOTE 6 — STOCKHOLDERS’ EQUITY

On June 17, 2015, the Board of Directors of the Company approved a reverse stock split of the Company’s Common Stock at a ratio of 1-for-18 (the “Reverse Stock Split”) which became effective on June 18, 2015. In connection with the Reverse Stock Split, the Company filed a Certificate of Amendment to its Amended and Restated Articles of Incorporation, as amended, with the Nevada Secretary of State to reduce the number of shares of Common Stock the Company is authorized to issue from 800,000,000 to 200,000,000. All share and per share values of the Company’s Common Stock for all periods presented in the accompanying consolidated financial statements are retroactively restated for the effect of the Reverse Stock Split in accordance with SAB Topic 4C.

Preferred Stock

The Company is authorized within the limitations and restrictions stated in the Amended and Restated Articles of Incorporation to provide by resolution or resolutions for the issuance of 50,000,000 shares of Preferred Stock, par value $0.0001 per share in such series and with such designations, preferences and relative, participating, optional or other special rights and qualifications, limitations or restrictions as the Company’s Board of Directors establishes.

Series A Convertible Preferred Stock

As of December 31, 2017 and 2016, 2,250,000 shares of Series A Preferred Stock, $0.0001 par value were authorized with none outstanding.

Series B Convertible Preferred Stock

As of December 31, 2017 and 2016, 8,000,000 shares of Series B Preferred Stock, $0.0001 par value were authorized with none outstanding.

Series C Convertible Preferred Stock

As of December 31, 2017 and 2016, 3,284,396 shares of Series C Preferred Stock, $0.0001 par value, were authorized with none outstanding.

9% Series D Cumulative Preferred Stock

As of December 31, 2017 and 2016, 7,500,000 shares of Series D Preferred Stock, $0.0001 par value, were authorized with none outstanding.

Series E Convertible Preferred Stock

As of December 31, 2017 and 2016, 15,151 shares of Series E Preferred Stock, $0.0001 par value, were authorized with 8,946 Series E Preferred shares outstanding.

During February 2016, a holder of Series E Preferred Stock converted one Series E share into 292 shares of the Company’s Common Stock.

During March 2016, a holder of Series E Preferred Stock converted 100 Series E shares into 30,461 shares of the Company’s Common Stock.

During June 2016, holders of Series E Preferred Stock converted 328 Series E shares into 99,916 shares of the Company’s Common Stock.

Preferred Deemed Dividend

In connection with the February 4, 2016 private placement of shares of the Company’s Common Stock, the conversion price for the Series E Preferred Stock was reduced effective February 4, 2016 from $5.04 to $3.40 per share of Series E Preferred Stock. Following this adjustment, each share of Series E Preferred Stock was convertible into the number of shares of common stock obtained by dividing the Series E Original Issue Price, of $990.00, by the adjusted conversion price, resulting in each share of Series E Preferred Stock being convertible into approximately 291.176 shares of common stock. A total of 9,375 shares of Series E Preferred Stock remained outstanding at the time of adjustment, and as a result of the adjustment, were convertible into approximately 2,729,780 shares of common stock in the aggregate, compared to 1,841,528 shares of Common Stock prior to the adjustment. The adjusted conversion price generated additional value to the convertibility feature of the Series E Preferred Stock. Accordingly, the Company recorded a preferred deemed dividend of approximately $3.02 million for the additional value of the beneficial conversion feature in February 2016, the period of the adjustment.

Additionally, in connection with the February 25, 2016 private placement of shares of the Company’s Common Stock and warrants to purchase shares of the Company’s Common Stock, the conversion price for the Series E Preferred Stock was further reduced effective February 25, 2016 from $3.40 to $3.25 per share of Series E Preferred Stock. Following this adjustment, each share of Series E Preferred Stock is convertible into the number of shares of Common Stock obtained by dividing the Series E Original Issue Price, of $990.00, by the adjusted conversion price, resulting in each share of Series E Preferred Stock being convertible into approximately 304.615 shares of Common Stock. A total of 9,374 shares of Series E Preferred Stock remained outstanding at the time of adjustment, and as a result of the adjustment, are convertible into approximately 2,855,469 shares of Common Stock in the aggregate, compared to 2,729,489 shares of Common Stock prior to the adjustment. The adjusted conversion price generated additional value to the convertibility feature of the Series E Preferred Stock. Accordingly, the Company recorded an additional preferred deemed dividend of approximately $580,000 for the additional value of the beneficial conversion feature in February 2016, the period of the adjustment.

In connection with the December 19, 2017 Public Offering and Private Placement of shares of the Company’s Common Stock, the conversion price for the Series E Preferred Stock was reduced effective December 19, 2017 from $3.25 to $2.80 per share of Series E Preferred Stock. Following this adjustment, each share of Series E Preferred Stock was convertible into the number of shares of common stock obtained by dividing the Series E Original Issue Price, of $990.00, by the adjusted conversion price, resulting in each share of Series E Preferred Stock being convertible into approximately 353.571 shares of common stock. A total of 8,946 shares of Series E Preferred Stock remained outstanding at the time of adjustment, and as a result of the adjustment, were convertible into approximately 3,163,051 shares of common stock in the aggregate, compared to 2,725,089 shares of Common Stock prior to the adjustment. The adjusted conversion price generated additional value to the convertibility feature of the Series E Preferred Stock. Accordingly, the Company recorded a preferred deemed dividend of approximately $1.07 million for the additional value of the beneficial conversion feature in December 2017, the period of the adjustment.

Common Stock

Sale of Common Stock

On February 4, 2016, the Company issued 367,647 shares of the Company’s Common Stock. The gross proceeds for this issuance totaled approximately $1.25 million. The shares were issued pursuant to subscription agreements entered into on February 4, 2016 between the Company and two accredited investors affiliated with Barry Honig, one of the Company’s directors.

On February 25, 2016, the Company issued 2,120,882 Units, with each Unit comprised of one share of Common Stock and a 30-month warrant to purchase 0.5 of a share of Common Stock at an exercise price of $5.06, for a total of 2,120,882 shares of Common Stock and warrants to acquire an additional 1,060,429 shares of Common Stock. The Company received gross proceeds of approximately $6.9 million, and net proceeds of approximately $6.1 million after commissions and legal and other fees and expenses.

On March 28, 2016, the Company issued 1,850,000 Units, with each Unit comprised of one share of Common Stock and a 30-month warrant to purchase 0.5 of a share of Common Stock at an exercise price of $4.35, for a total of 1,850,000 shares of Common Stock and warrants to acquire an additional 925,000 shares of Common Stock. The Company received net proceeds of approximately $6.0 million after legal fees and expenses.

In connection with these private placements, certain FINRA broker-dealers acted on behalf of the Company and were paid aggregate cash commissions of approximately $695,000 and reimbursed for expenses of approximately $25,000 and were granted a 30-month warrant to acquire an aggregate of 261,590 shares of Common Stock at an exercise price of $5.06.

Additionally, the Company paid a total of approximately $229,000 of legal fees and expenses in connection with the February 2016 and March 2016 private placements.

On December 2, 2016, the Company entered into an Underwriting Agreement (the “Underwriting Agreement”) with Laidlaw & Company (UK) Ltd. (“Laidlaw” or the “Underwriter”) pursuant to which, among other things, the Company agreed to issue and sell to the Underwriter, in an underwritten public offering (the “Offering”), an aggregate of 2,205,883 shares of the Company’s Common Stock at a public offering price of $3.40 per share of Common Stock.

Net proceeds from the Offering were approximately $6.6 million, after deducting approximately $859,000 of underwriting discounts and commissions and legal fees and other expenses in connection with the Offering.

On December 11, 2017, the Company entered into an Underwriting Agreement by and among the Company and the underwriters named therein (the “Underwriters”), for whom Canaccord Genuity Corp., BMO Nesbitt Burns Inc., and Cantor Fitzgerald Canada Corporation are acting as representatives, relating to the issuance and sale (the “Public Offering”) of 2,430,000 shares of common stock of the Company and associated four-tenth common stock warrants to purchase an aggregate of 972,000 shares of common stock of the Company (each whole common share warrant, a “Warrant”) at a price of $2.80 per Offered Share and associated four-tenth Warrant, before underwriting discounts. Additionally, the Underwriters were granted a 30-day option to purchase up to an additional 364,500 shares of common stock at a purchase price of $2.468 per share and/or Warrants to purchase up to 145,800 shares of common stock at a purchase price of $0.136 per Warrant. The Public Offering closed on December 19, 2017 and included the full additional 364,500 shares of common stock and warrants to purchase 145,800 shares of common stock for a total of 2,794,500 shares of common stock and warrants to purchase 1,117,800 shares of common stock. The Company received gross proceeds of approximately $7.8 million, and net proceeds of approximately $6.5 million after commissions and legal and other fees and expenses.

On December 19, 2017, the Company issued an aggregate of 2,347,236 Units in a Private Placement (“Private Placement”), with each Unit comprised of one share of Common Stock and a 24-month warrant to purchase 0.40 of a share of Common Stock at an exercise price of $3.40, for a total of 2,347,236 shares of Common Stock and warrants to acquire an additional 938,891 shares of Common Stock. The gross proceeds for this issuance totaled approximately $6.8 million. The shares were issued pursuant to subscription agreements entered into between the Company and certain accredited investors, including Barry Honig, one of the Company’s directors.

Common stock for services

In March 2016, the Company issued an aggregate of 9,480 shares of its Common Stock to two consultants in connection with services rendered. The Company valued these common shares at the fair value ranging from $3.70 to $3.90 per common share or $35,599 based on the quoted trading price on the grant date. In connection with issuance of these common shares, the Company recorded stock-based consulting of $35,599 for the year ended December 31, 2016.

In May 2016, the Company issued an aggregate of 4,843 shares of its Common Stock to a consultant in connection with services rendered. The Company valued these common shares at the fair value of $4.12 per common share or $20,000 based on the quoted trading price on the grant date. In connection with issuance of these common shares, the Company recorded stock-based consulting of $20,000 for the year ended December 31, 2016.

In December 2016, the Company issued 1,000 shares of Common Stock upon the vesting of 1,000 restricted stock units to a former employee. The Company cancelled 2,000 forfeited restricted stock units and an aggregate of 11,111 shares of Common Stock due to forfeiture. Additionally, the Company cancelled an aggregate of 12,964 shares of Common Stock due to forfeiture from the termination of a consultant agreement.

Restricted Stock Units

In June 2016, 120,000 Incentive RSUs vested upon the attainment of certain performance-based milestones. Accordingly, stock-based compensation expense of $702,000 was recognized during the year ended December 31, 2016.

On June 24, 2016, the Company granted 5,995 restricted stock units to one of the Company’s non-employee members of the Company’s Board of Directors. The fair market value on the date of grant was $25,239. The restricted stock units vest over a three-year period. For each vested restricted stock unit, the holder will be entitled to receive one unrestricted share of the Company's Common Stock upon the holder's termination of service on the Company's Board of Directors or upon a change in control.

In February 2017, the Company granted an aggregate of 116,229 restricted stock units to employees and directors of the Company in connection with employee bonus compensation and annual equity awards to non-employee directors for fiscal year 2016. The fair market value on the date of grant was approximately $382,000. The restricted stock units granted to employees and directors vest 50% on the date of grant and the balance vest over a one-year period from the date of issuance. For each vested restricted stock unit, the holder will be entitled to receive one restricted share of the Company's Common Stock upon the holder's separation of employment under certain circumstances or upon a change in control.

In March 2017, the Company granted 50,000 restricted stock units to the CEO of the Company in connection with bonus compensation for fiscal year 2016. The fair market value on the date of grant was approximately $149,500. The restricted stock units granted to the CEO vested upon grant. The Common Stock underlying the restricted stock units will be issued upon on the earlier of a change in control or other acceleration or December 31, 2018.

As of December 31, 2016, the Company recognized a liability equivalent to the fair value of approximately $530,000 that has been included in accounts payable and accrued expenses. Consequently, the Company recognized stock based compensation of approximately $530,000 during the year ended December 31, 2016 in connection with these transactions.

In February 2017, the Company granted 25,000 restricted stock units to new employees of the Company. The fair market value on the date of grant was approximately $80,000. The restricted stock units granted to employees vest one-third on December 31, 2017, 2018 and 2019. For each vested restricted stock unit, the holder will be entitled to receive one restricted share of the Company's Common Stock upon the holder's separation of employment under certain circumstances or upon a change in control.

Between February 2017 and March 2017, the Company issued 5,591 shares of Common Stock upon the vesting of 5,591 restricted stock units to former employees. The Company cancelled 3,759 forfeited restricted stock units and retired an aggregate of 10,926 shares of restricted Common Stock due to forfeitures prior to their vesting.

In April 2017, the Company converted 15,995 vested restricted stock units into 15,995 shares of the Company’s Common Stock due to the passing of one of the members of the Company’s Board of Directors.

Between April 2017 and December 2017, the Company issued 2,351 shares of Common Stock and granted a total of 41,201 restricted stock units to two members of the Company’s Board of Directors as payment in lieu of cash for retainer and meeting fees earned totaling $73,250 for fiscal years 2015 and 2016 and $68,000 for the year ended December 31, 2017. For each vested restricted stock unit, the holder will be entitled to receive one restricted share of the Company's Common Stock upon the holder's separation of employment under certain circumstances or upon a change in control.

In October 2017, the Company granted 8,621 restricted stock units to a member of the Company’s Board of Directors. The fair market value on the date of grant was approximately $25,000. The restricted stock units granted to employees vest one-third on October 30, 2018, 2019 and 2020. For each vested restricted stock unit, the holder will be entitled to receive one restricted share of the Company's Common Stock upon the holder's separation of employment under certain circumstances or upon a change in control.

As of December 31, 2017 and 2016, the Company recognized a liability for employee and director bonus compensation related to restricted stock unit grants with a fair value of approximately $59,000 and $530,000, respectively, which was included in accounts payable and accrued expenses. Consequently, the Company recognized stock based compensation of approximately $59,000 and $530,000 during the year ended December 31, 2017 and 2016, respectively, in connection with these transactions. As of December 31, 2017, the Company recorded approximately $511,527 in additional paid in capital and a contemporaneous reduction of accounts payable and accrued expenses in connection with the issuance of vested restricted stock units related to fiscal year 2016 bonus compensations. As of December 31, 2017, the remaining balance of unvested restricted stock units related to fiscal year 2016 and 2017 bonus compensations amounted to approximately $73,000.

During the year ended December 31, 2017 and 2016, the Company recorded total stock-based compensation expense in connection with restricted stock and restricted stock unit awards of $1,110,111 and $2,255,811, respectively.  At December 31, 2017, there was a total of $1,861,521 unrecognized compensation expense in connection with restricted stock and restricted stock unit awards.

A summary of the status of the restricted stock units as of December 31, 2017 and 2016 and of changes in restricted stock units outstanding during the period presented below:

	Restricted Stock Units	Weighted Average Grant-Date Fair Value Per Share
Balance at December 31, 2015	842,770	$5.60
Granted	5,995	4.21
Vested and converted	(1,000)	3.50
Forfeited	(2,000)	3.50
Balance at December 31, 2016	845,765	5.68
Granted	241,051	3.19
Vested and converted	(21,586)	3.55
Forfeited	(3,759)	3.41
Balance at December 31, 2017	1,061,471	$5.17

Common Stock Options

A summary of the Company’s stock options as of December 31, 2017 and 2016 and changes during the period presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2015	1,811,121	$7.20	6.15
Granted	-	-	-
Exercised	-	-	-
Forfeited	(16,668)	7.20	-
Cancelled	-	-	-
Balance at December 31, 2016	1,794,453	7.21	5.20
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding at December 31, 2017	1,794,453	$7.21	4.20
Options exercisable at end of year	1,794,453	$7.21
Options expected to vest	-
Weighted average fair value of options granted during the period		$-

As of December 31, 2017, the Company recognized a liability for employee bonus compensation related to stock options granted in January 2018 with a grant-date fair value of approximately $520,000, which was included in accounts payable and accrued expenses. In January 2018, the Company granted 436,000 10-year option to purchase shares of Common Stock at an exercise price of $2.80. The stock options granted to employees vest one-third on January 29, 2018, 2019 and 2020. The 436,000 options were valued on the grant date at approximately $1.19 per option or a total of approximately $520,000 using a Black-Scholes option pricing model with the following assumptions: stock price of $2.36 per share (based on the sale of its common stock stock in a private placement at $2.80), volatility of 41%, expected term of 10 years, and a risk free interest rate of 2.70%. Consequently, the Company recognized stock based compensation of approximately $520,000 during the year ended December 31, 2017, in connection with these transactions. As of December 31, 2017, the remaining balance of unvested stock options related to fiscal year 2017 bonus compensations amounted to approximately $520,000.

Common Stock Warrants

A summary of the Company’s outstanding stock warrants as of December 31, 2017 and 2016 and changes during the period presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2015	2,810,579	7.55	1.07
Granted	2,247,019	7.62	2.50
Cancelled	(746,432)	7.20	-
Forfeited	-	-	-
Exercised	-	-	-
Balance at December 31, 2016	4,311,166	$6.16	0.98
Granted	2,156,691	3.40	2.00
Cancelled	(2,033,590)	7.68	-
Forfeited	-	-	-
Exercised	-	-	-
Balance at December 31, 2017	4,434,267	$4.12	1.29
Warrants exercisable at December 31, 2017	4,434,267	$4.12	1.29
Weighted average fair value of warrants granted during the year ended December 31, 2017		$3.40

On February 25, 2016, the Company granted 1,060,429 30-month warrants to purchase shares of Common Stock at an exercise price of $5.06 per share in connection with a private placement sale. The warrants are exercisable six months and a day after issuance and will expire on August 25, 2018. The Company also granted 30-month warrants to acquire an aggregate of 261,590 shares of Common Stock at an exercise price of $5.06 to a certain FINRA broker-dealer who acted on behalf of the Company.

On March 28, 2016, the Company granted 925,000 30-month warrants to purchase shares of Common Stock at an exercise price of $4.35 per share in connection with a private placement sale.

In February 2017, the Company granted 100,000 24-month warrants to purchase shares of Common Stock at an exercise price of $3.45 per share in connection with a contract for services. The warrants vest ratably over the 6-month term of the services agreement. The 100,000 warrants were valued on the grant date at approximately $0.87 per option or a total of approximately $87,000 using a Black-Scholes option pricing model with the following assumptions: stock price of $3.32 per share (based on the quoted trading price on the dates of grants), volatility of 48%, expected term of 10 years, and a risk free interest rate of 1.17%.During the year ended December 31, 2017, the Company recorded total stock-based compensation expense of $86,899 in connection with this stock warrant grant.

Between January 2017 and October 2017, 2,033,590 warrants to purchase shares of the Company’s Common Stock were forfeited as the warrants were not exercised prior to their expiration date.

On December 19, 2017, the Company granted 2,056,691 24-month warrants to purchase shares of Common Stock at an exercise price of $3.40 per share in connection with December 19, 2017 Public Offering and Private Placement.